Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2022	Jun. 30, 2022	Jun. 11, 2022	Feb. 28, 2023	Sep. 30, 2022	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021
Stock-Based Compensation (Details) [Line Items]
Common stock reserved for future issuance (in Shares)							4,617,400		4,617,400
Percentage of fair market value									100.00%
Vesting period									5 years
Stock based compensation expiration period	5 years
Percentage of shares vested									20.00%
Grant date fair value (in Dollars per share)									$ 4.28
Compensation expense							$ 2,792	$ 430	$ 5,794	$ 1,378
Weighted average period of recognition							4 years 6 months		1 year 6 months
Stock based compensation expense							$ 700
Unrecognized stock-based compensation							11,300		$ 11,300
Share based compensation arrangement by share based payment, granted (in Shares)									4,758,115
Grant date fair value (in Dollars per share)									$ 8.75
Stock-based expense							$ 1,600		$ 3,500
Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Payroll deductions							15.00%		15.00%
Offering periods									6 years
Fair market value									85.00%
Market value									85.00%
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period									4 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period									5 years
Stock based compensation expiration period									10 years
First specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expiration period	5 years
Percentage of shares vested	25.00%
Third specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expiration period	5 years
Percentage of shares vested	25.00%
Second specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expiration period	5 years
Percentage of shares vested	25.00%
Cyborg Ops [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense									$ 800
Capitalized Software [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense							$ 300
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested					56.67%				25.00%
Share based compensation arrangement by share based payment, granted (in Shares)				2,721,486		836,657
Grant date fair value (in Dollars per share)				$ 3.26		$ 8.26
Compensation expense							394,000
Weighted average period of recognition									4 years 2 months 26 days
Common stock shares issued (in Shares)		350,426
Unrecognized stock-based compensation							2,800		$ 2,800
Share based compensation arrangement by share based payment, granted (in Shares)									1,200,000
Grant date fair value (in Dollars per share)									$ 4.56
Restricted Stock Units (RSUs) [Member] | Employees, Consultants And Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				5 years
Compensation expense							7,600
Restricted Stock Units (RSUs) [Member] | Director [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				1 year
Restricted Stock Units (RSUs) [Member] | Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense							900		$ 900
Unrecognized stock-based compensation							2,400		2,400
Restricted Stock Units (RSUs) [Member] | Director and CEO [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense									$ 2,600
Weighted average period of recognition									1 year 7 months 6 days
Share based compensation arrangement by share based payment, granted (in Shares)					1,200,000
Grant date fair value (in Dollars per share)					$ 4.56
Restricted Stock Units (RSUs) [Member] | Director [Member] | First specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested					33.33%
Restricted Stock Units (RSUs) [Member] | Director [Member] | Third specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested					10.00%
Performance Shares [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense							300		$ 400
Share based compensation arrangement by share based payment, granted (in Shares)											600,752
Performance Shares [Member] | First specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation arrangement by share based payment, granted (in Shares)											300,376
Performance Shares [Member] | Second specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation arrangement by share based payment, granted (in Shares)	300,376										300,376
Service Based Vesting Award [Member]
Stock-Based Compensation (Details) [Line Items]
Service-based vesting											4 years
Minimum [Member] | First specified vesting period [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation arrangement by share based payment, granted (in Shares)											300,376
Employee Stock Option [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average period of recognition									3 years 2 months 1 day
Unrecognized stock-based compensation							$ 2,000		$ 2,000
Other Stock-based Compensation [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			4 years
Compensation expense									$ 3,300
Weighted average period of recognition									3 years 1 month 13 days
Common stock shares issued (in Shares)									475,638
Grant date fair value (in Dollars per share)							$ 8.75